Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fixed maturities, amortized cost	$ 350,585,324	$ 399,525,617
Equity securities, cost	$ 7,691,597	$ 7,452,666
Common stock, shares issued (in shares)	1,106,351	1,117,647